Quarterly Report
June 30, 2022
MFS®  North Carolina
Municipal Bond Fund
MNC-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 6.7%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,295,671
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,079,516
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,136,148
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,475,517
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,669,458
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,955,031
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,460,002
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,043,066
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,075,106
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,622,756
Charlotte, NC, Douglas International Airport Rev., “A”, 4%, 7/01/2052	5,000,000	4,864,193
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	442,488
Greater Asheville Regional Airport Authority Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,636,093
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,251,274
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,082,357
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,077,040
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,100,309
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,096,967
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,490,737
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	179,662
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	200,875
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	154,101
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	245,728
		$32,634,095
General Obligations - General Purpose – 8.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$956,954
Charlotte, NC, General Obligation Refunding, “A”, 5%, 6/01/2031	2,185,000	2,580,479
Charlotte, NC, General Obligation Refunding, “A”, 4%, 6/01/2033	1,760,000	1,895,160
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	8,840,307
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	250,947
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	87,534
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	684,040
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	62,012	56,754
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	134,243
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	103,188	105,058
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	206,837	214,756
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	218,032
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	216,510
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	605,932
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	170,160
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	166,935	149,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	126,760
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	168,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	571,007
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	518,273
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	465,460
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	659,852
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	2,891,943
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,372,907
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	754,558
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	679,146
Granville County, NC, 5%, 10/01/2034	675,000	746,977
Granville County, NC, 5%, 10/01/2035	690,000	762,387
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	961,932
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	503,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Lee County, NC, Limited Obligation, 4%, 5/01/2037	$855,000	$859,977
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	1,869,099
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,052,374
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	402,222
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	380,961
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	465,000	501,672
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	705,000	764,298
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	699,085
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	1,011,811
		$39,891,446
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,318,985
Iredell County, NC, General Obligation School, 4%, 12/01/2032	680,000	735,781
		$2,054,766
Healthcare Revenue - Hospitals – 10.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$524,950
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,231,167
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,119,885
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	20,330
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	234,697
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,367,286
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,687,521
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,728,160
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	326,914
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,420,607
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,788,381
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	657,612
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	277,645
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	3,019,614
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,235,300
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,566,552
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,076,533
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031 (Prerefunded 10/01/2022)	4,355,000	4,393,547
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2022)	1,825,000	1,841,153
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,525,378
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	160,881
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,550,985
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,085,027
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,743,003
		$51,583,128
Healthcare Revenue - Long Term Care – 7.1%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,894,093
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	849,477
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,576,962
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,494,138
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,032,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	$800,000	$820,190
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,021,382
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,543,928
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	957,833
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	940,263
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,830,203
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	176,654
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	180,808
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	772,009
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	646,019
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	973,619
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,717,971
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,149,044
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,378,905
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,507,405
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,868,189
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	802,058
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,160,717
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,589,635
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2023)	1,590,000	1,650,233
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,029,531
		$34,563,932
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,044,379
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$528,003
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	355,384
		$883,387
Miscellaneous Revenue - Other – 0.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,067,483
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	420,000	432,230
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	194,906
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,098,801
		$2,793,420
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,334,142	$1,280,056
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$36,894
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	26,353
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	36,955
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	150,000	138,030
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	200,000	176,459
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,357,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	$185,000	$198,224
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	434,634
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	411,934
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	83,070
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	179,921
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	241,021
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	96,517
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	62,428
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	102,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	101,142
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	322,834
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,056,000	1,038,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	596,309
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	326,796
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,399
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	147,096
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,227
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	144,019
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,362
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,072,687
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	911,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,677,034
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	880,000	798,937
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	485,000	460,576
		$12,221,152
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$424,444
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,875,000	$1,903,296
Single Family Housing - State – 3.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$970,000	$983,362
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	865,000	883,144
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,645,000	2,595,076
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,370,000	1,243,229
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,925,000	2,428,442
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,415,000	4,480,445
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,500,000	3,511,636
		$16,125,334
State & Local Agencies – 15.6%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,763,754
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,509,576
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	140,507
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	227,904
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	316,656
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	290,325
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,031,646
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,340,965
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,426,699
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,115,068
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,226,688
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,257,590
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,534,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	$3,000,000	$2,603,304
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,348,725
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2027	600,000	674,434
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2028	600,000	683,712
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2029	1,250,000	1,439,347
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2030	700,000	812,910
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,775,684
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	124,350
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	107,770
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	48,384
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2025	175,000	183,978
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2026	275,000	292,052
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2027	300,000	321,939
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2028	300,000	322,887
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2029	200,000	215,754
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2030	200,000	215,023
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2031	275,000	294,230
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,091,662
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,077,608
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,279,010
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,408,392
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,307,970
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,040,362
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	833,669
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,027,960
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	269,819
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	623,370
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	517,145
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	808,080
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	503,739
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	589,234
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,074,423
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	319,753
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	376,465
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	323,471
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	302,453
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	215,205
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	149,948
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	131,970
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	157,259
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	134,557
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	313,331
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	496,340
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,085,613
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	1,869,214
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,422,402
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,029,900
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	980,430
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,646,516
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,457,464
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,746,990
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2023	225,000	230,801
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2025	425,000	457,089
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2027	400,000	447,316
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2029	300,000	342,732
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	284,702
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	230,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	$1,000,000	$1,090,716
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,932,858
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,917,284
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,042,530
		$76,234,574
Student Loan Revenue – 1.2%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,204,227
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	550,000	597,983
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,091,757
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	767,497
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	1,430,000	1,303,420
		$5,964,884
Tax - Other – 0.6%
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	$2,910,000	$2,829,662
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	276,012
		$3,105,674
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$917,538
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$325,000	$347,182
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	6,270,000	804,456
		$1,151,638
Toll Roads – 5.7%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,022,408
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,417,775
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,574,438
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	1,754,195
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,070,628
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	542,348
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,291,930
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,176,833
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,246,355
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,201,508
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,777,591
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	449,662
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	360,179
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041 (w)	1,505,000	1,171,470
		$28,057,320
Transportation - Special Tax – 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$437,834
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	65,140
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,656,399
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,216,502
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	302,408
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	260,000	274,038
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	260,000	269,571
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,135,398
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,060,903
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	2,033,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	$7,000,000	$7,767,457
		$17,219,503
Universities - Colleges – 17.9%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,365,656
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,235,256
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,374,366
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,273,477
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,296,773
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,320,355
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2026	850,000	912,674
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2027	400,000	433,401
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	269,589
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	195,615
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	272,210
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	297,916
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	438,787
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,364,115
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	2,920,058
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,401,415
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,198,821
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	567,728
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,129,366
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,325,841
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,985
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	756,868
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	873,729
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,176,450
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,166,153
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	869,533
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,299,105
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,432,347
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,471,978
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,805,571
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,220,775
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	6,270,073
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,786,185
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,028,902
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,024,652
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,100,343
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	966,956
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,636,772
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,243,964
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	508,032
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	404,168
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	501,502
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	196,606
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,961,891
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,704,786
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	556,852
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,444,170
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,671,846
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,575,546
		$87,505,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,173,250
Utilities - Municipal Owned – 1.2%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$329,968
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	372,900
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	720,000	612,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	953,437
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	148,313
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	72,038
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	351,712
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	195,000	165,263
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	161,025
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	29,663
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	495,787
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	346,421
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	423,451
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	50,584
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	29,794
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	67,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	224,587
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	258,487
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	80,513
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	254,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	192,300
		$5,688,093
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,370,317
Water & Sewer Utility Revenue – 8.7%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,320,982
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,338,625
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,021,890
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,008,738
Durham, NC, Utility System Refunding Rev., 5%, 8/01/2033	2,625,000	3,069,316
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	1,779,649
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,158,226
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,616,894
Greensboro, NC, Enterprise System Rev., “A”, 4%, 6/01/2047	2,000,000	2,007,143
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	229,492
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	398,372
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	502,696
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,382,616
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,034,839
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	630,671
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2024	500,000	527,225
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2025	485,000	522,547
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2026	450,000	494,717
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2027	550,000	615,969
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2028	425,000	481,339
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	162,859
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	98,540
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	118,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$60,000	$62,153
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	144,860
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,160,594
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	551,338
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,483,733
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,688,382
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,214,881
Union County, NC, Enterprise System Rev., 5%, 6/01/2026	750,000	827,299
Union County, NC, Enterprise System Rev., 5%, 6/01/2027	800,000	899,245
Union County, NC, Enterprise System Rev., 5%, 6/01/2028	750,000	852,430
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	725,366
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	513,984
		$42,646,558
Total Municipal Bonds		$470,437,718
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$678,400
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,673,079	439,254
Total Bonds		$1,117,654
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$927,305	$461,334
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.21% (v)	10,882,448	$10,881,360

Other Assets, Less Liabilities – 1.1%		5,526,705
Net Assets – 100.0%		$488,424,771
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,881,360 and $472,016,706, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,897,943, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$470,899,052	$—	$470,899,052
U.S. Corporate Bonds	—	1,117,654	—	1,117,654
Mutual Funds	10,881,360	—	—	10,881,360
Total	$10,881,360	$472,016,706	$—	$482,898,066
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,867,648	$50,050,850	$81,036,263	$(781)	$(94)	$10,881,360
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,706	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
North Carolina	80.7%
Puerto Rico	3.8%
Virginia	3.1%
New York	2.0%
Illinois	1.8%
Guam	1.2%
Pennsylvania	1.2%
Texas	1.1%
California	1.0%
New Jersey	1.0%
Maryland	0.9%
New Hampshire	0.3%
South Carolina	0.3%
Tennessee	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Michigan	0.2%
Ohio	0.2%
Indiana	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.